Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Harbor Robeco Emerging Markets Conservative Equities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal period December 1, 2019 (inception) through October 31, 2020 was 28%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	 Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of emerging market companies, including futures with similar economic exposures. The Fund invests in companies of all market capitalizations that the Subadviser believes have a lower downside risk profile relative to the emerging equity markets. The Subadviser expects that such stocks, which it views as defensive or “conservative” stocks, generally will experience less price fluctuations than stocks with a higher downside risk profile and may experience more limited price declines during market downturns. Equity securities in which the Fund invests may include depositary receipts, which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a company. The Fund may invest in securities denominated in, and/or receiving revenues in, foreign currencies.Emerging market companies are those located in or economically tied to countries classified by MSCI, FTSE, or S&P as emerging market countries. The Subadviser manages the Fund using an active, quantitative investment strategy. The Subadviser selects stocks that, in its view, are characterized by, among other things, the following:■low volatilities,■low market sensitivities,■high dividend yields,■attractive valuation,■strong momentum, and■positive analyst revisions.In selecting investments for the Fund, the Subadviser’s long-term aim is to achieve returns equal to, or greater than, the emerging equity markets with lower expected downside risk. The Subadviser combines the outcome of a stock selection model with a disciplined portfolio construction algorithm to seek to create a diversified portfolio of defensive stocks, in order to achieve more consistent equity returns than the broad equity market over a full cycle.The Subadviser systematically incorporates an analysis of environmental, social, and governance (ESG) factors into its investment process, by using ESG scores derived from the RobecoSAM Corporate Sustainability Assessment (which assigns companies a RobecoSAM smart ESG score between 0 (low) and 100 (high) based on a range of environmental, social and corporate governance factors). The Subadviser aims to construct a portfolio that has a total weighted ESG score that is at least as high as the total weighted ESG score which is calculated by applying the RobecoSAM scores to the MSCI Emerging Markets (ND) Index. The Subadviser applies consistent human oversight of its proprietary quantitative models. Through a rigorous, documented process, the Subadviser will exclude from the model’s output certain individual stocks or groups of stocks on a case-by-case basis due to various reasons, including but not limited to, liquidity concerns, dual listings, cross holdings and merger and acquisition activity. The portfolio managers follow the output of the models, as adjusted through the human oversight process, when making buy and sell decisions for the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:Conservative Style Risk: The risk that the returns from the types of stocks in which the Fund invests may trail returns from the overall emerging equity markets. The Fund focuses on defensive-oriented stocks, which typically lag the stock market during strong market rallies. In addition, such stocks may underperform the market during periods of rising interest rates. There is no guarantee that the investment process will be successful in lowering volatility of the Fund’s returns or protecting the Fund from market declines.Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.Emerging Market Risk: Because the Fund invests primarily in securities of emerging market issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.ESG Factors Risk: The Subadviser’s consideration of certain ESG factors in evaluating company quality may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class during the period shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class during the period shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter14.27%Q2 2020Worst Quarter-25.28%Q1 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Harbor Robeco Emerging Markets Conservative Equities Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	935
Five Years	rr_ExpenseExampleYear05	1,810
Ten Years	rr_ExpenseExampleYear10	$ 4,067
One Year	rr_AverageAnnualReturnYear01	(0.66%)
Annualized Five Years	rr_AverageAnnualReturnYear05
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2019
Harbor Robeco Emerging Markets Conservative Equities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.16%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%	[2]
One Year	rr_ExpenseExampleYear01	$ 85
Three Years	rr_ExpenseExampleYear03	959
Five Years	rr_ExpenseExampleYear05	1,847
Ten Years	rr_ExpenseExampleYear10	$ 4,135
2020	rr_AnnualReturn2020	(0.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.28%)
One Year	rr_AverageAnnualReturnYear01	(0.73%)
Annualized Five Years	rr_AverageAnnualReturnYear05
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2019
Harbor Robeco Emerging Markets Conservative Equities Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.41%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[2]
One Year	rr_ExpenseExampleYear01	$ 110
Three Years	rr_ExpenseExampleYear03	1,032
Five Years	rr_ExpenseExampleYear05	1,965
Ten Years	rr_ExpenseExampleYear10	$ 4,346
One Year	rr_AverageAnnualReturnYear01	(1.14%)
Annualized Five Years	rr_AverageAnnualReturnYear05
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2019
Harbor Robeco Emerging Markets Conservative Equities Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.52%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%	[2]
One Year	rr_ExpenseExampleYear01	$ 121
Three Years	rr_ExpenseExampleYear03	1,064
Five Years	rr_ExpenseExampleYear05	2,016
Ten Years	rr_ExpenseExampleYear10	$ 4,437
Harbor Robeco Emerging Markets Conservative Equities Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.33%)
Annualized Five Years	rr_AverageAnnualReturnYear05
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Harbor Robeco Emerging Markets Conservative Equities Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.20%
Annualized Five Years	rr_AverageAnnualReturnYear05
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Harbor Robeco Emerging Markets Conservative Equities Fund | MSCI Emerging Markets (ND) (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.31%	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05		[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10		[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	24.77%	[3]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.75%, 0.83%, 1.08%, and 1.19% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[3]	Since Inception return based on the inception date of the Institutional Class shares.